SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) $ in Millions		Dec. 30, 2022 USD ($)	Dec. 30, 2022 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Outstanding amounts				$ 6,995,000	$ 5,991,000
Shareholders [Member]
Related Party Transaction [Line Items]
Outstanding amounts				1,535,000	778,000
Outstanding amounts				1,535,000	778,000
Mr Koon Kiat Sze [Member]
Related Party Transaction [Line Items]
Outstanding amounts	[1]			$ 928,000	$ 928,000
Ms Xiaoyan Liao and Mr Chun Seong Ng [Member]
Related Party Transaction [Line Items]
Dividends		$ 4,900,000	$ 6.8

[1]	Mr. Sze is Chief Executive Officer of the Company and is the spouse of Ms. Liao.